13F-HR
          03/31/2003

             0000935111
             xqir7b@m

          NONE
     1

            STEVE WALLACE
           (703) 243-8800

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 03/31/2003
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS MANAGEMENT LLC
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number: 28-5804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: David Mead
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
David Mead                       Arlington, Virginia      05/15/2003

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:               108
FORM 13F Information Table Value Total:                           652,848

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
Credicorp Ltd.                ADR     G2519Y108       218           23,200        SH    SOLE                        23,200
Credicorp Ltd.                ADR     G2519Y108     6,692          711,900        SH    SOLE             711,900
Amdocs Ltd.                   ADR     G02602103        13            1,300        SH    SOLE                         1,300
Amdocs Ltd.                   ADR     G02602103       307           31,300        SH    SOLE              31,300
America Movil                 ADR     02364W105     1,769          123,200        SH    SOLE                       123,200
America Movil                 ADR     02364W105    49,685        3,459,942        SH    SOLE           3,459,942
Aracruz                       ADR     038496204    11,424          615,500        SH    SOLE             615,500
Banco Santiago (for. Banco O' ADS     05965X109       524           28,150        SH    SOLE                                  28,150
Banco de Chile                ADR     059520106       360           22,565        SH    SOLE                                  22,565
Ashanti Goldfields Co. Ltd.   GDS     043743202     8,075        1,380,354        SH    SOLE           1,380,354
Banco de Chile                ADR     059520106        91            5,700        SH    SOLE               5,700
Buenaventura                  ADR     204448104       417           15,794        SH    SOLE                                  15,794
Buenaventura                  ADR     204448104       482           18,265        SH    SOLE                        18,265
CANTV                         ADR     204421101       142           11,300        SH    SOLE                                  11,300
Buenaventura                  ADR     204448104    24,180          916,251        SH    SOLE             916,251
CANTV                         ADR     204421101       486           38,571        SH    SOLE                        38,571
Cementos Mexicanos            ADR     151290889       117            5,449        SH    SOLE                                   5,449
CANTV                         ADR     204421101     8,989          713,425        SH    SOLE             713,425
China Mobile                  ADR     16941M109        95            7,900        SH    SOLE               7,900
China Unicom                  ADR     16945R104        76           11,000        SH    SOLE                        11,000
China Unicom                  ADR     16945R104       862          124,100        SH    SOLE             124,100
Concha y Toro                 ADS     927191106     4,302          127,200        SH    SOLE             127,200
Cristales                     ADR     226714103     8,489          456,400        SH    SOLE             456,400
Distribucion y Servicio (DYS) ADR     254753106     3,322          332,200        SH    SOLE             332,200
Dr. Reddy's Laboratories Ltd. ADR     256135203       327           16,900        SH    SOLE                                  16,900
Dr. Reddy's Laboratories Ltd. ADR     256135203     6,344          328,200        SH    SOLE             328,200
Endesa                        ADR     29244T101       512           66,560        SH    SOLE                                  66,560
Endesa                        ADR     29244T101    10,182        1,324,100        SH    SOLE           1,324,100
Femsa                         ADR     344419106       731           20,079        SH    SOLE                                  20,079
Femsa                         ADR     344419106     1,322           36,300        SH    SOLE                        36,300
Femsa                         ADR     344419106    40,703        1,117,600        SH    SOLE           1,117,600
Grupo Aeropuerto del Sureste  ADR     40051E202        74            6,300        SH    SOLE                                   6,300
Grupo Aeropuerto del Sureste  ADR     40051E202       193           16,400        SH    SOLE                        16,400
Grupo Aeropuerto del Sureste  ADR     40051E202     5,445          463,386        SH    SOLE             463,386
Grupo Casa Autrey             ADR     40048P104       930           88,000        SH    SOLE              88,000
Grupo Elektra (fka Grupo Feni GDR     40050A201        50            5,100        SH    SOLE                         5,100
Grupo Elektra (fka Grupo Feni GDR     40050A201     1,349          136,400        SH    SOLE             136,400
Grupo Imsa                    ADR     40048T106        81            6,700        SH    SOLE                         6,700
Grupo Imsa                    ADR     40048T106     7,147          590,700        SH    SOLE             590,700
HDFC Bank                     ADR     40415F101       458           34,000        SH    SOLE                                  34,000
Grupo Radio Centro            ADS     40049C102       196          100,700        SH    SOLE             100,700
I.R.S.A.                      ADR     450047204        51           10,024        SH    SOLE                                  10,024
HDFC Bank                     ADR     40415F101     7,797          579,300        SH    SOLE             579,300
I.R.S.A.                      ADR     450047204        71           13,882        SH    SOLE                        13,882
ICA                           ADS     292448107        47           47,600        SH    SOLE                                  47,600
I.R.S.A.                      ADR     450047204     3,033          594,624        SH    SOLE             594,624
ICA                           ADS     292448107       100          100,604        SH    SOLE                       100,604
ICA                           ADS     292448107     3,138        3,169,694        SH    SOLE           3,169,694
ICICI Bank Ltd.               ADR     45104G104       716          110,100        SH    SOLE                                 110,100
India Fund                    COU     454089103       565           53,356        SH    SOLE                                  53,356
Jardine Flemings India Fund   COU     471112102       437           57,176        SH    SOLE                                  57,176
ICICI Bank Ltd.               ADR     45104G104     5,855          900,700        SH    SOLE             900,700
KT Corporation                ADR     48268K101     1,162           53,900        SH    SOLE                                  53,900
KT Corporation                ADR     48268K101     2,577          119,580        SH    SOLE                       119,580
KT Corporation                ADR     48268K101    79,652        3,696,162        SH    SOLE           3,696,162
Kookmin Bank New              ADR     50049M109    14,455          408,898        SH    SOLE             408,898
MTS                           ADR     607409109       505           13,600        SH    SOLE                        13,600
Mahanagar Telephone Nigam Ltd ADR     559778402       467          118,300        SH    SOLE                                 118,300
MTS                           ADR     607409109    27,104          729,770        SH    SOLE             729,770
Mahanagar Telephone Nigam Ltd ADR     559778402     1,481          374,900        SH    SOLE             374,900
Masisa (Maderas y Sinteticos) ADR     574799102     3,536          469,600        SH    SOLE             469,600
POSCO (Pohang Iron and Steel) ADR     693483109       302           12,200        SH    SOLE                        12,200
POSCO (Pohang Iron and Steel) ADR     693483109    37,439        1,513,915        SH    SOLE           1,513,915
PT Telekomunikasi Indo(Telkom ADR     715684106     1,019          120,056        SH    SOLE                       120,056
PT Telekomunikasi Indo(Telkom ADR     715684106    22,892        2,696,324        SH    SOLE           2,696,324
Panamerican Beverages Inc.    COM     P74823108       218           10,500        SH    SOLE                        10,500
Panamerican Beverages Inc.    COM     P74823108     4,202          202,200        SH    SOLE             202,200
Pao De Acucar                 ADR     20440T201       145            9,500        SH    SOLE               9,500
Perez Companc SA              ADR     71367B103       185           29,424        SH    SOLE                                  29,424
Perdigao                      ADR     71361V303       953          136,100        SH    SOLE             136,100
Perez Companc SA              ADR     71367B103        29            4,600        SH    SOLE                         4,600
Perez Companc SA              ADR     71367B103     3,256          518,400        SH    SOLE             518,400
Petrobras                     ADR     71654V408     1,652          110,600        SH    SOLE                       110,600
Petrobras                     ADR     71654V408    38,042        2,546,300        SH    SOLE           2,546,300
Philippine Long Distance T.   ADR     718252604       516          102,500        SH    SOLE                       102,500
Philippine Long Distance T.   ADR     718252604     9,918        1,971,800        SH    SOLE           1,971,800
Provida                       ADR     00709P108        23            1,000        SH    SOLE               1,000
Quilmes Industrial            ADR     74838Y207        31            4,900        SH    SOLE                         4,900
Rostelekom (IAS)              ADR     778529107       654           92,000        SH    SOLE                                  92,000
Quilmes Industrial            ADR     74838Y207       483           77,600        SH    SOLE              77,600
SK Telecom                    ADR     78440P108    18,666          874,294        SH    SOLE             874,294
Southern Peru Ltd.            ADR     843611104       200           13,918        SH    SOLE                                  13,918
Satyam Computers              ADR     804098101    12,485          971,600        SH    SOLE             971,600
TV Azteca                     ADS     901145102       137           28,600        SH    SOLE                                  28,600
TV Azteca                     ADS     901145102       650          135,600        SH    SOLE                       135,600
TV Azteca                     ADS     901145102    23,453        4,896,286        SH    SOLE           4,896,286
Taiwan Semiconductor Mfg. Cor ADR     874039100     2,993          424,476        SH    SOLE             424,476
Telefonos De Mexico           ADR     879403780        83            2,600        SH    SOLE                                   2,600
Telefonos De Mexico           ADR     879403780     2,210           69,100        SH    SOLE                        69,100
Telefonos De Mexico           ADR     879403780    50,405        1,576,152        SH    SOLE           1,576,152
Telefonos de Chile            ADR     204449300       729           76,025        SH    SOLE                                  76,025
Telefonos de Chile            ADR     204449300       121           12,600        SH    SOLE                        12,600
Telefonos de Chile            ADR     204449300     2,917          304,200        SH    SOLE             304,200
Telenordeste Celular Holding  ADR     87924W109       383           25,000        SH    SOLE                                  25,000
Telenordeste Celular Holding  ADR     87924W109       194           12,700        SH    SOLE                        12,700
Telenordeste Celular Holding  ADR     87924W109     7,402          483,785        SH    SOLE             483,785
Tenaris SA                    ADR     88031M109        73            3,808        SH    SOLE                                   3,808
Tenaris SA                    ADR     88031M109       216           11,214        SH    SOLE                        11,214
Tenaris SA                    ADR     88031M109     4,301          223,791        SH    SOLE             223,791
Ultrapar Participacoes        ADR     90400P101       843          125,300        SH    SOLE             125,300
Unibanco                      GDR     90458E107       175           16,000        SH    SOLE                        16,000
Unibanco                      GDR     90458E107     3,408          311,200        SH    SOLE             311,200
Vale Do Rio Doce              ADR     204412209       197            6,800        SH    SOLE                         6,800
Vale Do Rio Doce              ADR     204412209     3,867          133,749        SH    SOLE             133,749
Vimpelcom                     ADR     68370R109       432           13,500        SH    SOLE                        13,500
Vimpelcom                     ADR     68370R109    23,913          747,050        SH    SOLE             747,050
Votorantim Celulose e Papel   ADR     92906P106       148            9,000        SH    SOLE                         9,000
Votorantim Celulose e Papel   ADR     92906P106    10,379          631,300        SH    SOLE             631,300